(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
(Loss) Earnings Per Share

9.(LOSS) EARNINGS PER SHARE

(Loss) earnings per share are calculated by dividing net (loss) profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. The Company does not have any dilutive securities. The treasury shares transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted (loss) earnings per share.

The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net (loss) profit attributable to APWC from continuing operations	(1,632)	2,928	8,720
Net (loss) profit attributable to APWC	(1,632)	2,928	8,720

Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669

(Loss) earnings per share – basic and diluted
Continuing operations	(0.12)	0.21	0.63
Total (loss) earnings per share – basic and diluted	(0.12)	0.21	0.63

Income from continuing operations attributable to non-controlling interests are $681, $4,518, and $4,808 for the years ended December 31, 2019, 2018 and 2017, respectively.